Selling, general and administrative expenses (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Selling General And Administrative Expenses [Line Items]
Personnel expenses	₨ 3,033		₨ 2,816	₨ 2,453
Marketing and promotion expenses	289		109	117
Administrative and other expenses	4,801		4,517	3,892
Selling, general and administrative expense	8,123	$ 86	7,442	6,462
Selling General And Administrative Expenses [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Selling, general and administrative expense	4,801		4,517	3,892
Repairs and maintenance	2,261		1,816	1,543
Provision for doubtful debts	164		195	265
Rates and taxes	233		224	113
Travelling expenses	246		238	227
Legal and professional	415		228	330
Insurance	161		196	158
Rent	376		312	175
Advertisement, selling and marketing expenses	264		202	160
Corporate social responsibility expenditure	28		28	33
Commission expenses	118		104	113
Communication expenses	82		29	27
Outsourced manpower costs	136		85	47
Power and fuel expenses	157		244	208
Director's sitting fees	13		8	3
Audit fees	13		12	10
Miscellaneous expenses	₨ 134		₨ 596	₨ 480